DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 4 – DISCONTINUED OPERATIONS

During the year end December 31, 2013, the Company ceased the operations of its subsidiaries in the United Kingdom (I-SEC UK) and Denmark (I-SEC Denmark). In addition, the Company committed to a plan to cease operations of its subsidiary in Belgium (I-SEC Belgium). All of the subsidiaries provided aviation security services in the respective countries.

During the year ended December 31, 2014, the Company committed to a plan to cease the operations of its subsidiary in Switzerland (I-SEC Switzerland), which provided aviation security services.

As of December 31, 2016 and 2015, the Company had no assets or liabilities from discontinued operations.

A summary of the Company's statement of operations from the above discontinued operations for the year ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
	2016	2015	2014

Revenue	$-	$97	$1,152
Cost of revenue	-	94	1,132
GROSS PROFIT	-	3	20
Selling, general and administrative expenses	-	6	114
OPERATING LOSS	-	(3)	(94)
Other income (expense), net	-	3	(15)
Loss from discontinued operations	$-	$-	$(109)